Share Capital	12 Months Ended
Jun. 30, 2026
Share Capital, Reserves and Other Equity Interest [Abstract]
Share Capital	Share capital

Accounting policy
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
The cost and number of treasury shares are eliminated against the share capital balance and total shares in issue, respectively.

Authorised
1 200 000 000 (2025: 1 200 000 000) ordinary shares with no par value.
6 866 103 (2025: 6 866 103) convertible preference shares with no par value.
Issued
636 798 966 (2025: 634 767 724) ordinary shares with no par value. All issued shares are fully paid.
6 866 103 (2025: 6 866 103) convertible preference shares with no par value.
Share issues
Share issues relating to employee share options
An additional 2 031 242 (2025: 2 133 311) shares were issued to settle the exercise of share options by employees relating to
Harmony's management share option schemes. During FY24, Harmony implemented a new employee share option scheme referred to as the Katleho ya Moruo Employee Share Ownership Plan (Katleho ya Moruo ESOP). On 4 April 2024 a total of
12 651 525 shares were issued to the Harmony ESOP Trust as part of the new scheme. These shares have subsequently been used to facilitate the non-managerial share based payment scheme. Note 34 sets out the details in respect of the share option schemes.
Convertible preference shares
Harmony has 6 866 103 convertible preference shares issued to the Harmony Gold Community Trust. The convertible preference shares carry a minimum annual preference dividend of R2 per share and are convertible into ordinary shares on a 1:1 basis after the tenth anniversary of the issue date. The conversion is at the election of Harmony.
Treasury shares
Included in the total of issued shares are the following treasury shares:

Number of shares	2026	2025
Ordinary shares
Lydenburg Exploration Limited[1]	335	335
Kalgold Share Trust[2]	47 046	47 046
Harmony ESOP Trust[2,3]	11 774 157	12 168 183
Convertible preference shares
Harmony Gold Community Trust[2]	6 866 103	6 866 103
1A wholly-owned subsidiary.
[2]Trust controlled by the group.
[3]The decrease in shares relates to the issue of shares to good leavers. Refer to note 34 for further information.